Investment Objectives and Goals - Defiance Connective Technologies ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AI Hyperscalers & Connective Tech ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the total return performance, before fees and expenses, of the MarketVector AI Hyperscale Connectivity Leaders Index (the “Index”)